Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Detailed Information About Components Of Tax Expense Income

	2024	2023
Income before income taxes	$630,081	$14,768
Combined Canadian federal and provincial income tax rate	27%	27%
Expected income tax expense	170,122	3,987
Foreign exchange impact	52,046	(36,551)
Non-taxable income and non-deductible expenses	20,358	22,556
Impact of tax rate differences between jurisdictions	25,294	(20,276)
Change in estimates of prior year	(6,350)	4,493
Impact of Mexican inflation	(5,043)	(4,498)
Tax effect of changes in temporary differences for which no tax benefit has been recognized	24,464	16,708
Other	9,903	(535)
Total income tax expense (recovery)	$290,794	$(14,116)

Comprising:
Current tax expense	$35,498	$19,235
Deferred tax expense (recovery)	255,296	(33,351)
	$290,794	$(14,116)

Disclosure Of Detailed Information About Net Deferred Tax Assets And Liabilities
The significant components of the Company’s recognized deferred income tax assets and deferred income tax liabilities at December 31, 2024 and 2023 were as follows:

	2024	2023
Non-capital losses	$174,610	$66,912
Deductible temporary differences relating to:
Mineral properties, plant and equipment	934	36,591
Derivatives	31,355	—
Inventories	32,003	28,076
Reclamation and closure cost provisions	17,624	16,753
Accrued liabilities	14,528	16,211
Investments and loans and borrowings	19,187	11,440
Mining tax	6,025	10,071
Other	4,045	3,030
Total deferred income tax assets	$300,311	$189,084
Taxable temporary differences relating to:
Mineral properties, plant and equipment	$(870,539)	$(393,309)
Mining tax	(190,547)	—
Loans and borrowings	(23,539)	(26,814)
Inventories	(12,107)	(10,799)
Derivatives	—	(1,855)
Other	(1,212)	(1,011)
Total deferred income tax liabilities	(1,097,944)	(433,788)
Net deferred income tax liability	$(797,633)	$(244,704)

Classified and presented as:
Deferred income tax assets	$2,339	$—
Deferred income tax liabilities	(799,972)	(244,704)
	$(797,633)	$(244,704)

Disclosure of Detailed Information About In Deferred Tax Assets And Liabilities Explanatory
The movements in the Company’s net deferred income tax liability during the years ended December 31, 2024 and 2023 were as follows:

	Note	2024	2023
Balance – beginning of year		$(244,704)	$(262,022)
Recognized on Greenstone Acquisition	5	(311,250)	—
Recognized in net income		(255,296)	33,351
Recognized in OCI		15,031	(4,313)
Recognized directly in equity	13(b),(c),(d)	(1,414)	(11,720)
Balance – end of year		$(797,633)	$(244,704)

Disclosure Of Detailed Information About Deductible Temporary Differences Unused Tax Losses And Unused Tax Credits For Which Deferred Tax Assets Not Recognized
The Company’s deductible temporary differences, unused tax losses and unused tax credits at December 31, 2024 and 2023 for which deferred income tax assets have not been recognized were as follows:

	2024	2023
Deductible temporary differences relating to:
Investments and loans and borrowings	$152,838	$110,279
Mineral properties, plant and equipment	155,187	79,102
Reclamation and closure cost provisions	93,904	70,277
Accrued receivables and liabilities	63,073	58,640
Limited interest expense deduction carryforward	87,911	22,048
Derivatives	20,024	8,632
Other	31,406	11,032
Non-capital losses	463,008	334,623
Capital losses	84,555	39,493
	$1,151,906	$734,126

Disclosure Of Detailed Information About Non Capital Loss Applied To Reduce Future Taxable Income	The loss carryforwards expire as follows:

2024
Canada (expire between 2035–2043)	$727,435
Brazil (no expiry)	138,097
United States - California (expire between 2030–2040 or after)	67,051
Mexico (expire between 2025–2034)	67,719
Other (expire 2027 or after)	26,470
$1,026,772